Profit for the Year/Period - Schedule of Profit for the Year/Period Has Been Arrived at After Charging (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Staff costs
Salaries, allowances and other benefits		$ 2,997	$ 4,991	$ 9,735	$ 9,125
Retirement benefit scheme contributions	[1]	77	66	133	168
Share of losses of joint ventures (including in other expenses)		1,366	1,363	404
Cost of hotel operations and related expenses (included in other expenses)		3,644	8,331	1,505
Depreciation and amortization		$ 1,441	$ 5,642	$ 1,312	$ 846

[1]	The Group operates a Mandatory Provident Fund Scheme and Central Provident Fund Scheme for all qualifying employees in Hong Kong and Singapore, respectively. The assets of the schemes are held separately from those of the Group, in funds under the control of trustees.